ACCOUNTS PAYABLE AND OTHER (Tables) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Operating expense	$ 52,728	$ 45,519
Schedule of accounts payable and other liabilities

AS AT DEC. 31 (MILLIONS)	2019	2018
Accounts payable	$9,583	$6,873
Provisions	4,104	2,830
Lease liabilities	5,494	—
Other liabilities	23,896	14,286
Total	$43,077	$23,989

Disclosure of current and non-current accounts payable and other [Table Text Block]
The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2019	2018
Current	$23,212	$14,337
Non-current	19,865	9,652
Total	$43,077	$23,989

Schedule of post-employment benefit plans

AS AT DEC. 31 (MILLIONS)	2019	2018
Plan assets	$3,029	$1,981
Less accrued benefit obligation:
Defined benefit pension plan	(3,995)	(2,548)
Other post-employment benefits	(173)	(148)
Net liability	(1,139)	(715)
Less: net actuarial gains (losses) and other	13	(10)
Accrued benefit liability	$(1,126)	$(725)